Organization and principal activities (Narrative) (Details)								12 Months Ended
	Aug. 07, 2014 $ / shares shares	Jul. 01, 2014 $ / shares	Jul. 29, 2013	May. 03, 2012 CNY (¥) shares	Apr. 19, 2012 USD ($)	Apr. 19, 2012 CNY (¥)	Feb. 23, 2012 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 $ / shares	Dec. 31, 2014 CNY (¥) shares
Variable Interest Entity [Line Items]
Dividends, Common Stock | ¥											¥ 29,075,000
Authorized share capital of the Company							$ 50,000	$ 17,000				¥ 112,000		¥ 107,000
Ordinary shares, shares authorized							500,000,000	500,000,000				500,000,000		500,000,000
Ordinary shares, par value | $ / shares		$ 0.0001					$ 0.0001	$ 0.0001					$ 0.0001
Ordinary shares, shares issued								185,912,753				185,912,753		173,912,753
Net proceeds received from IPO, after deducting commissions and offering expenses | ¥									¥ 887,707,000
Share split ratio		10
Percentage of net income required to be paid								100.00%				100.00%
Duration of exclusive business cooperation agreement								10 years	10 years
Days of notice required for terminating exclusive business cooperation agreement								30 days	30 days
Purchase price per option | ¥ / shares									¥ 10.00
Term of exclusive option agreement								10 years	10 years
Proceeds from initial public offering										¥ 918,039,000
Ordinary shares, shares outstanding								181,218,545				181,218,545		173,912,753
Private Placement [Member]
Variable Interest Entity [Line Items]
Sale of stock, price per share | $ / shares	$ 15.00
American Depositary Shares [Member]
Variable Interest Entity [Line Items]
Issuance of ordinary shares upon IPO	8,855,000
Common Class A [Member]
Variable Interest Entity [Line Items]
Issuance of ordinary shares upon IPO	35,420,000
Share split ratio	4
Common Class A [Member] | Private Placement [Member]
Variable Interest Entity [Line Items]
Issuance of ordinary shares upon IPO	6,933,333
Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
VIE consideration transferred | ¥						¥ 6,000,000
Dream Data Services Limited [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							39,764,000
Dream Soft Services Limited [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							2,976,000
Shenzhen Huaxiu Investment Limited [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							11,260,000
Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Dividends, Common Stock | $					$ 100,000
Ordinary shares, shares issued							36,794,440
Percentage ownership of the company				63.32%			54.50%
Michael Xiangyu Chen [Member] | Jeffrey Lyndon Ko [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							2,976,000
Percentage ownership of the company				3.20%
Li Meiping [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							17,205,560
Percentage ownership of the company				16.68%			25.50%
Li Meiping [Member] | Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							5,945,560
Value of consideration transferred under agreement | $							$ 900,000
Legend Star [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued							13,500,000
Percentage ownership of the company				20.00%			20.00%
Legend Star [Member] | Series A Preferred Stock [Member]
Variable Interest Entity [Line Items]
Ordinary shares, shares issued				13,500,000
Proceeds from issuance of preferred shares | ¥				¥ 6,000,000
VIE 1 [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE								100.00%	100.00%
VIE 1 [Member] | Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					100.00%	100.00%
VIE 2 [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE								100.00%	100.00%
VIE 2 [Member] | Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					54.50%	54.50%
VIE 2 [Member] | Li Meiping [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					25.50%	25.50%
VIE 2 [Member] | Legend Star [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					20.00%	20.00%
VIE 2 [Member] | Legend Star [Member] | Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE			20.00%
VIE 3 [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE								100.00%	100.00%
VIE 3 [Member] | Michael Xiangyu Chen [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					88.70%	88.70%
VIE 3 [Member] | Li Meiping [Member]
Variable Interest Entity [Line Items]
Ownership percentage of VIE					11.30%	11.30%